Stockholders' Equity (Deficit) - Employee Stock Purchase Plan (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	May 03, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of capital stock authorized issuance for ESPP	2.00%
Purchase price of common stock (not less than) (percent)	85.00%
Compensation expense						$ 5,583,000	$ 3,792,000
Employee Stock Purchase Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of capital stock authorized issuance for ESPP	2.00%
Purchase price of common stock (not less than) (percent)	85.00%
Discount from fair value	15.00%
Compensation expense		$ 0	$ 0	$ 100,000	$ 0
Awards granted, shares				156,584